Risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Derivatives	R$ 277,086	R$ 619,046
Lease	4,240,530	R$ 3,156,414	R$ 3,207,886
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables	12,413,301
Borrowings	66,056,686
Debentures	6,406,217
Braskem Idesa borrowings	18,271,523
Derivatives	286,190
Loan to noncontrolling shareholders	4,391,832
Leniency agreement (Note 25)	1,092,958
Lease	4,983,177
Total	113,901,884
Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables	3,069
Borrowings	3,139,258
Debentures	102,090
Derivatives	5,691
Leniency agreement (Note 25)	658,154
Lease	855,803
Total	4,764,065
Liquidity risk [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Borrowings	3,931,315
Lease	581,592
Total	4,512,907
Liquidity risk [member] | Later than two years and not later than five years [member] | Early paymentdebt member
IfrsStatementLineItems [Line Items]
Borrowings	57,625,391
Debentures	6,167,985
Braskem Idesa borrowings	17,274,826
Derivatives	88,273
Loan to noncontrolling shareholders	4,391,832
Lease	2,436,734
Total	87,985,041
Carrying Amount One [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables	12,410,232
Borrowings	1,360,722
Debentures	136,142
Braskem Idesa borrowings	996,697
Derivatives	192,226
Leniency agreement (Note 25)	434,804
Lease	1,109,048
Total	R$ 16,639,871